Share-Based Compensation - Summary of Valuation Assumptions Used in Calculation of Fair Value of Share Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Multiple	Dec. 31, 2012 Multiple	Dec. 31, 2014
Binomial option-pricing valuation model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility, minimum	54.00%	60.00%
Expected volatility, maximum	60.00%	63.00%
Risk-free interest rate, minimum	1.72%	2.02%
Risk-free interest rate, maximum	2.97%	2.77%
Exercise multiple	2.2	2.2
Binomial option-pricing valuation model [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares (per share)	1.65	0.64
Binomial option-pricing valuation model [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares (per share)	1.87	0.84
Black-Scholes-Merton pricing valuation model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%
Expected volatility, minimum			49.00%
Expected volatility, maximum			62.00%
Risk-free interest rate, minimum			0.12%
Risk-free interest rate, maximum			2.04%
Black-Scholes-Merton pricing valuation model [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			1 year 18 days
Black-Scholes-Merton pricing valuation model [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years 9 months